Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Apr. 27, 2019
Selected Quarterly Financial Information (Unaudited)
21.	S elected Quarterly Financial In formation (Unaudited)
A summary of quarterly financial information for fiscal 2019 and fiscal 2018 is as follows:

Fiscal 2019 Quarterly Period Ended On	July 28, 2018	October 27, 2018	January 26, 2019	April 27, 2019	Fiscal Year 2019
Sales	$794,776	771,188	1,231,348	755,433	$3,552,745
Gross profit	228,072	225,347	397,358	222,243	1,073,020
Net income (loss)	$(17,038)	(27,394)	66,930	(18,729)	$3,769
Basic income (loss) per common share	$(0.23)	(0.38)	0.91	(0.26)	$0.05
Diluted income (loss) per common share	$(0.23)	(0.38)	0.91	(0.26)	$0.05

Fiscal 2018 Quarterly Period Ended On	July 29, 2017	October 28, 2017	January 27, 2018	April 28, 2018	Fiscal Year 2018
Sales	$853,316	791,117	1,231,771	786,076	$3,662,280
Gross profit	253,481	228,695	400,026	229,001	1,111,203
Net loss	$(10,778)	(30,094)	(63,536)	(21,072)	$(125,480)
Basic loss per common share	$(0.15)	(0.41)	(0.87)	(0.29)	$(1.73)
Diluted loss per common share	$(0.15)	(0.41)	(0.87)	(0.29)	$(1.73)